Consolidated Balance Sheets (Parenthetical)	Jun. 30, 2016 $ / shares	Jun. 30, 2016 EUR (€) shares	Dec. 31, 2015 $ / shares	Dec. 31, 2015 EUR (€) shares	Dec. 31, 2014 $ / shares	Dec. 31, 2014 EUR (€) shares
Statement of Financial Position [Abstract]
Allowance for doubtful accounts receivable | €		€ 2,711		€ 2,711		€ 2,721
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001		$ 0.0001
Preferred stock, shares authorized		10,000,000		10,000,000		10,000,000
Preferred stock, shares issued		261,168		252,336		235,560
Preferred stock, shares outstanding		261,168		252,336		235,560
Common Stock, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001		$ 0.0001
Common Stock, shares authorized		25,000,000		25,000,000		25,000,000
Common Stock, shares issued		11,158,069		11,032,560		10,879,899
Common Stock, shares outstanding		11,054,735		10,879,899		10,776,565
Treasury Stock, shares		103,334		103,334		103,334